COSTS AND EXPENSES BY NATURE (Details) - Schedule of operating costs and administrative expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating costs and administrative expenses [Abstract]
Aircraft fuel		$ (3,882,505)	$ (1,487,776)	$ (1,045,343)
Other rentals and landing fees		(1,036,158)	(755,188)	(720,005)
Aircraft maintenance		(582,848)	(533,738)	(472,382)
Aircraft rental	[1]	(202,845)	(120,630)
Comisions		(167,035)	(89,208)	(91,910)
Passenger services		(184,357)	(77,363)	(97,688)
Other operating expenses		(1,136,490)	(959,427)	(1,221,183)
Total		$ (7,192,238)	$ (4,023,330)	$ (3,648,511)

[1]	During 2021, the Company amended its Aircraft Lease Contracts to include lease payments based on Power by the Hour (PBH) at the beginning of the contract and fixed-rent payments later on. For these contracts that contain an initial period based on PBH and then a fixed amount, a right of use asset and a lease liability was recognized at the date of modification of the contract. These amounts continue to be amortized over the contract term on a straight-line basis starting from the modification date of the contract. Therefore, as a result of the application of the lease accounting policy, the expenses for the year include both the lease expense for variable payments (Aircraft Rentals) as well as the expenses resulting from the amortization of the right of use assets (included in the Depreciation line included in b) below) and interest from the lease liability (included in Lease Liabilities letter c) below)